COMMON STOCK	6 Months Ended	7 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
COMMON STOCK

NOTE 5 – COMMON STOCK

During the six months ended June 30, 2018, the Company sold 10,000 shares of common stock for cash proceeds of $1. As of June 30, 2018, the shares had not yet been issued by the transfer agent so were credited to common stock to be issued.

NOTE 5 STOCKHOLDERS' DEFICIT

On May 17, 2017, the Company issued 20,000,000 founders common stock to two directors and officers pro rata as founder shares for services rendered to the Company, valued at $0.0001 par value per share, for a total of $2,000. The Company is authorized to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock. As of December 31, 2017, 20,000,000 shares of common stock and no preferred stock were issued and outstanding.